Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Attributable to owners of the Company Meta Growth Corp.	Attributable to owners of the Company Smoke Cartel, Inc.	Attributable to owners of the Company Fab Nutrition, LLC (FABCBD)	Attributable to owners of the Company DHC Supply LLC.	Attributable to owners of the Company DankStop	Attributable to owners of the Company Enigmaa Ltd. (Blessed CBD)	Attributable to owners of the Company NuLeaf Naturals, LLC	Attributable to owners of the Company Bud Room Inc.	Attributable to owners of the Company Boreal Cannabis Company	Attributable to owners of the Company Crossroads Cannabis	Attributable to owners of the Company Choom	Attributable to owners of the Company Bud Heaven	Attributable to owners of the Company 102105699 Saskatchewan Ltd.	Attributable to owners of the Company At the market offering	Attributable to owners of the Company	Share capital Meta Growth Corp.	Share capital Smoke Cartel, Inc.	Share capital Fab Nutrition, LLC (FABCBD)	Share capital DHC Supply LLC.	Share capital DankStop	Share capital Enigmaa Ltd. (Blessed CBD)	Share capital NuLeaf Naturals, LLC	Share capital Bud Room Inc.	Share capital Boreal Cannabis Company	Share capital Crossroads Cannabis	Share capital Choom	Share capital Bud Heaven	Share capital 102105699 Saskatchewan Ltd.	Share capital At the market offering	Share capital	Warrants Meta Growth Corp.	Warrants	Contributed surplus Meta Growth Corp.	Contributed surplus	Equity portion of convertible debt Meta Growth Corp.	Equity portion of convertible debt	Accumulated other comprehensive income (loss)	Accumulated deficit Fab Nutrition, LLC (FABCBD)	Accumulated deficit Enigmaa Ltd. (Blessed CBD)	Accumulated deficit NuLeaf Naturals, LLC	Accumulated deficit	NCI Meta Growth Corp.	NCI Fab Nutrition, LLC (FABCBD)	NCI Enigmaa Ltd. (Blessed CBD)	NCI NuLeaf Naturals, LLC	NCI	Meta Growth Corp.	Smoke Cartel, Inc.	Fab Nutrition, LLC (FABCBD)	DHC Supply LLC.	DankStop	Enigmaa Ltd. (Blessed CBD)	NuLeaf Naturals, LLC	Bud Room Inc.	Boreal Cannabis Company	Crossroads Cannabis	Choom	Bud Heaven	102105699 Saskatchewan Ltd.	At the market offering	Total
Opening balance at Oct. 31, 2020															$ 10,171															$ 32,552		$ 5,796		$ 4,704		$ 1,965	$ (487)				$ (34,359)					$ 1,552															$ 11,723
Acquisition of subsidiary	$ 47,277	$ 8,396	$ (283)	$ 7,767	$ 5,013	$ 108							$ 2,018			$ 35,290	$ 8,396	$ 3,439	$ 7,767	$ 5,013	$ 4,432							$ 2,018			$ 2,739		$ 240		$ 9,008			$ (3,722)	$ (4,324)			$ 1,821	$ 1,262	$ 864			$ 49,098	$ 8,396	$ 979	$ 7,767	$ 5,013	$ 972							$ 2,018
Escrow Share based consideration																														9,670											(9,670)
Sale of controlling interest																																														(884)															(884)
Prepaid Interest paid in shares															1,458															1,458																															1,458
Share-based compensation															4,879																			4,879																											4,879
Equity portion of convertible debentures															251																					251																									251
Exercise options															1,202															1,534				(332)																											1,202
Warrants expired																																(5,457)		5,457
Issued to pay fees in shares															467															467																															467
Extension of convertible debenture															340																			340																											340
Conversion of convertible debentures															35,121															45,486						(10,365)																									35,121
Warrants exercised															16,175															18,257		(2,110)		28																											16,175
Shares and warrants issued through equity financing															46,183															38,566		7,617																													46,183
Share issuance costs															(3,456)															(5,595)		2,139																													(3,456)
Vesting Of RSUs																														154				(154)												(500)															(500)
Cumulative translation adjustment															(161)																						(161)																								(161)
Comprehensive (loss) income for the period															(35,717)																										(35,717)					680															(35,037)
Closing Balance at Oct. 31, 2021															147,209															208,904		10,724		15,162		859	(648)				(87,792)					4,795															152,004
Acquisition of subsidiary			$ 313				$ 27,201	$ 3,738	$ 2,203	$ 2,189	$ 3,940	$ 1,986						$ 313				$ 35,527	$ 3,738	$ 2,203	$ 2,189	$ 3,940	$ 1,986													$ (8,326)					$ 1,726				$ 313				$ 28,927	$ 3,738	$ 2,203	$ 2,189	$ 3,940	$ 1,986
Share-based compensation															8,080																			8,080																											8,080
Equity portion of convertible debentures															(142)																					(142)																									(142)
Exercise options															309															526				(217)																											309
Warrants expired																																(273)		273
Issued to pay fees in shares															100															100																															100
Warrants exercised															4,346															4,352		(6)																													4,346
Shares and warrants issued through equity financing														$ 8,807	6,768														$ 8,807	6,768																		940												$ 8,807	6,768
Share issuance costs															(974)															(974)																															(974)
Vesting Of RSUs																														247				(247)
Issued warrants															5,052																	5,052																													5,052
Escrow cancellation															(53)				$ 53											(53)																															(53)
SMKC Earnout HT		$ 940															$ 940																															$ 940
Partner distributions																																														(1,961)															(1,961)
Cumulative translation adjustment															6,313																						6,313																								6,313
Comprehensive (loss) income for the period															(71,975)																										(71,975)					1,123															(70,848)
Closing Balance at Oct. 31, 2022															$ 156,350															$ 279,513		$ 15,497		$ 23,051		$ 717	$ 5,665				$ (168,093)					$ 5,683															$ 162,033